Share-based payments	6 Months Ended
Jun. 30, 2022
Share-based Payments
Share-based payments

15. Share-based payments

Enterprise Management Incentive (EMI) share option scheme

The Company operates an HMRC Approved Enterprise Management Incentive (EMI) share option scheme for employees. Effective December 16, 2014, the Company approved a share option scheme under which the Board of Directors of the Company can award options to directors, officers, employees and consulting personnel of the Company. The Board of Directors will determine the terms, limitations, restrictions and conditions of the options granted under the plan.

The Company has granted options over shares to certain employees.

	Number of share options	Weighted average exercise price £

Outstanding at December 31, 2021	106,585	23.00
Granted during the period	-	-
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at June 30, 2022	106,585	23.00

Exercisable at June 30, 2022	106,585	23.00
Unexercisable at June 30, 2022	-	-

The estimated fair value of the options outstanding in the period was calculated by applying a Monte Carlo Simulation for those options issued in 2021 and 2019 and a Black Scholes Model for those options issued in prior periods. The most appropriate approach is selected with reference to the share capital structure at the time of grant. The weighted average fair value of the options at the measurement date was £Nil (2021: £59.00). The expense recognized for share-based payments in respect of employee services received during the six months to June 30, 2022 is £Nil as all options were fully vested as of December 31, 2022 (six months to June 30, 2021: £Nil).

As a privately held company, the Company’s share price does not have sufficient historical volatility to adequately assess the fair value of the share option grants. As a result, management considered the historical volatility of other comparable publicly traded companies and, based on this analysis, concluded that a volatility of 75% was appropriate for the valuation of our share options.

As part of the valuation exercise reference was made to historical share issue prices, taking into account discounts for lack of control and marketability.

The options granted under the EMI share option scheme will typically vest between one and two years after the date of grant. The exception is options granted to senior management that vest immediately. As at the period end all options had fully vested. As at June 30, 2021 the unvested options would, under the agreed terms, vest within one year.

Upon vesting, each option entitles the holder to purchase one ordinary share at a specified option price determined at the grant date.

2021 Share Option Scheme

Effective immediately prior to completion of the IPO on February 10, 2022, the Company adopted a new share option scheme, or the 2021 Share Option Scheme, for the purpose granting share options to incentivize our directors, employees and consultants and the directors, employees and consultants of our subsidiary companies. The 2021 Share Option Scheme incorporates a sub-plan for option holders subject to taxation in the United States, or the 2021 U.S. Sub-Plan, to provide for the grant of U.S. qualified incentive options.

The Company has granted options over shares to certain employees and directors.

	Number of share options	Weighted average exercise price $

Outstanding at December 31, 2021	-	-
Granted during the period	52,305	212.00
Exercised during the period	-	-
Forfeited during the period	-	-
Outstanding at June 30, 2022	52,305	212.00

Exercisable at June 30, 2022	16,833	212.00
Unexercisable at June 30, 2022	35,472	212.00

The estimated fair value of the options outstanding in the period was calculated by applying a Black Scholes Model. The most appropriate approach is selected with reference to the share capital structure at the time of grant. The weighted average fair value of the options at the measurement date was $53.42. The expense recognized for share-based payments in respect of employee services received during the six months to June 30, 2022 is £837,406.

As a recently listed entity, the Company’s share price does not have sufficient historical volatility to adequately assess the fair value of the share option grants. As a result, management considered the historical volatility of other comparable publicly traded companies and, based on this analysis, concluded that a volatility of 80% was appropriate for the valuation of our share options.

The options granted under the 2021 share option scheme will typically vest over three years after the date of grant. In some cases, options granted to senior management vested immediately. As at June 30, 2022 the unvested options would, under the agreed terms, vest evenly over the remaining period in either six month or annual instalments.

Upon vesting, each option entitles the holder to purchase one ordinary share at a specified option price determined at the grant date.

The model inputs were as follows:

February 10, 2022
Exercise price in USD	$212.00
Share price in USD	100.00
Expected term	From 5 years to 6 years
Expected volatility	80%
Risk free interest rate (US treasury bond)	1.99%
Dividend yield	-

Additional right to subscribe for shares

On August 25, 2020 the Company issued Ordinary shares included an additional right to subscribe for a fixed number (15,891) of shares at £215.00 per share at a future date based on certain clinical and commercial milestones. The estimated fair value of the right to subscribe was calculated by applying a Black Scholes Model. This was deemed the most appropriate approach due to the future liquidity event being date-uncertain and could take one of many forms.